Robeco Investment Funds

Institutional Class

Robeco Boston Partners Small Cap Value Fund II

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated February 23, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 15, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 15, 2007, the Institutional Class of the Robeco Boston Partners Small Cap Value Fund II is reopened to new investors and existing shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Robeco Investment Funds

Investor Class

Robeco Boston Partners Small Cap Value Fund II

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated February 23, 2007

to Prospectus dated December 31, 2006 (as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS MARCH 15, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 15, 2007 the Investor Class of the Robeco Boston Partners Small Cap Value Fund II is reopened to new investors and existing shareholders.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.